Accounts payable and accrued expenses (Tables)	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
Summary of Accounts Payable and Accrued Expenses
Accounts payable and accrued expenses consist of the following:

	As of December 31, 2024	As of December 31, 2023
Marketing suppliers	$30,330	$40,530
Other suppliers	28,130	11,402
Total accounts payable and accrued expenses	$58,460	$51,932